Share-based Payment (Tables)	3 Months Ended
Mar. 31, 2022
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Summary Of Share Based Payment
The following table specifies the number of RSUs granted, and outstanding RSUs at March 31, 2022:

Total RSUs
Outstanding at January 1, 2022	148,148

Granted during the period	—
Settled during the period	—
Transferred during the period	—
Forfeited during the period	(1,338)

Outstanding at March 31, 2022	146,810

Specified by vesting date
December, 2022	48,937
December, 2023	48,937
December, 2024	48,936

Outstanding at March 31, 2022	146,810

The fair value of RSUs at the date of grant was €123.46 for the years ended December 31, 2021, which was the first date of granting RSUs.

Summary of Warrant Activity
Warrant Activity
The following table specifies the warrant activity during the three months ended March 31, 2022:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2022	7,085,073	80.30

Granted during the period	66,950	102.70
Exercised during the period	(20,709)	17.97
Forfeited during the period	(70,526)	119.20

Outstanding at March 31, 2022	7,060,788	80.31

Vested at March 31, 2022	4,248,774	55.53

The exercise prices of outstanding warrants under the Company’s warrant programs range from €6.48 to €145.5 depending on the grant dates.